Regulatory Capital Requirements (Schedule of Risk-adjusted Capital Amounts and Ratios, Japan) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Actual [Member] | Consolidated, MUFG [Member]
Total capital amount	¥ 13,080,826	¥ 13,991,766
Ratio of total capital to risk-weighted assets	14.89%	14.87%
Tier I capital amount	9,953,332	10,009,643
Ratio of Tier I capital to risk-weighted assets	11.33%	10.63%
Actual [Member] | Consolidated, BTMU [Member]
Total capital amount	11,469,704	11,965,085
Ratio of total capital to risk-weighted assets	15.82%	15.54%
Tier I capital amount	8,284,108	8,349,500
Ratio of Tier I capital to risk-weighted assets	11.42%	10.84%
Actual [Member] | Consolidated, MUTB [Member]
Total capital amount	1,704,267	1,737,210
Ratio of total capital to risk-weighted assets	15.93%	16.02%
Tier I capital amount	1,392,725	1,352,012
Ratio of Tier I capital to risk-weighted assets	13.02%	12.47%
Actual [Member] | Stand-alone, BTMU [Member]
Total capital amount	11,238,512	11,667,072
Ratio of total capital to risk-weighted assets	16.61%	16.34%
Tier I capital amount	8,179,095	8,276,159
Ratio of Tier I capital to risk-weighted assets	12.09%	11.59%
Actual [Member] | Stand-alone, MUTB [Member]
Total capital amount	1,706,845	1,738,081
Ratio of total capital to risk-weighted assets	16.01%	16.10%
Tier I capital amount	1,347,399	1,305,511
Ratio of Tier I capital to risk-weighted assets	12.64%	12.09%
For Capital Adequacy Purposes [Member] | Consolidated, MUFG [Member]
Total capital amount	7,024,396	7,526,507
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	3,512,198	3,763,253
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%
For Capital Adequacy Purposes [Member] | Consolidated, BTMU [Member]
Total capital amount	5,798,844	6,158,125
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	2,899,422	3,079,062
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%
For Capital Adequacy Purposes [Member] | Consolidated, MUTB [Member]
Total capital amount	855,483	867,354
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	427,742	433,677
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%
For Capital Adequacy Purposes [Member] | Stand-alone, BTMU [Member]
Total capital amount	5,410,825	5,711,394
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	2,705,413	2,855,697
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%
For Capital Adequacy Purposes [Member] | Stand-alone, MUTB [Member]
Total capital amount	852,749	863,354
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	¥ 426,374	¥ 431,677
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%